Prospectus Supplement

October 1, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated October 1, 2019 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2019

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

High Yield Portfolio

Short Duration Income Portfolio

The current prospectus of the Strategic Income Portfolio (the "Fund"), a series of Morgan Stanley Institutional Fund Trust, is dated October 1, 2019. To obtain the Fund's current prospectus, please contact your financial intermediary, call the Fund at 1-800-548-7786 or visit www.morganstanley.com/im.

Please retain this supplement for future reference.

  IFTPRIVPROSPT5 10/19

Statement of Additional Information Supplement

October 1, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated October 1, 2019 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2019

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

Discovery Portfolio

Global Multi-Asset Income Portfolio

Global Strategist Portfolio

High Yield Portfolio

Short Duration Income Portfolio

Ultra-Short Income Portfolio

Ultra-Short Municipal Income Portfolio

The current statement of additional information of the Strategic Income Portfolio (the "Fund"), a series of Morgan Stanley Institutional Fund Trust, is dated October 1, 2019. To obtain the Fund's current statement of additional information, please contact your financial intermediary, call the Fund at 1-800-548-7786 or visit www.morganstanley.com/im.

Please retain this supplement for future reference.